Employment Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Employment Benefits (Details) [Line Items]
Employer contributions expenses (in Dollars)	$ 401
National Industrial Council [Member]
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments		4.00%
Old Mutual staff pension fund [Member]
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments	5.00%